Notes Payable - Schedule of Notes Payable (Details) (10-K) - June 2018 Note [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jun. 01, 2018
Principal	$ 230	$ 929	$ 3,600
Discount	225	(877)
Net	$ 5	$ 52